Supplement to the

Fidelity® Fifty®

Fidelity Fund

Fidelity Growth Discovery Fund

Fidelity Mega Cap Stock Fund

Funds of Fidelity Hastings Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 29.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

HSTB-08-01 October 30, 2008
1.798959.109

Supplement to the

Fidelity® Fund
Fidelity Growth Discovery Fund

Funds of Fidelity Hastings Street Trust

Class K

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 28.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

K-COM6B-08-01 October 30, 2008
1.881206.100

Supplement to the

Fidelity Advisor Mega Cap Stock Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Mega Cap Stock Fund

(formerly Fidelity Growth & Income II Portfolio)

A Fund of Fidelity Hastings Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 27.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

AGII/AGIIIB-08-01 October 30, 2008
1.881212.100